UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

Daniel L. Grossman          Larkspur, California       May 7, 1999


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,593,947

List of Other Included Managers:           None

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
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   683448 10474300 SH       SOLE                        0  4733300  5741000
AMERICAN INTL GROUP INC        COMMON           026874107   992427  8227370 SH       SOLE                        0  3669634  4557736
ANHEUSER BUSCH COS INC         COMMON           035229103   605536  7954500 SH       SOLE                        0  3408600  4545900
DISNEY WALT COMPANY            COMMON           254687106   402746 12939630 SH       SOLE                        0  5882311  7057319
ELECTRONIC DATA SYSTEM         COMMON           285661104   506102 10394900 SH       SOLE                        0  4652700  5742200
FEDERAL NATL MTG ASSN          COMMON           313586109   627378  9059609 SH       SOLE                        0  4109409  4950200
GANNETT INC                    COMMON           364730101   558136  8859300 SH       SOLE                        0  3977000  4882300
GENERAL ELEC CO                COMMON           369604103   442184  3997140 SH       SOLE                        0  1807940  2189200
HEINZ H J CO                   COMMON           423074103   284972  6015250 SH       SOLE                        0  2714250  3301000
KIMBERLY CLARK CORP            COMMON           494368103   243949  5088900 SH       SOLE                        0  2311500  2777400
MINNESOTA MNG & MFG CO         COMMON           604059105   208486  2946800 SH       SOLE                        0  1294500  1652300
PEPSICO INC                    COMMON           713448108   379061  9673000 SH       SOLE                        0  4381700  5291300
PHILIP MORRIS COS              COMMON           718154107   342799  9742059 SH       SOLE                        0  4117100  5624959
SARA LEE CORP                  COMMON           803111103   154445  6240200 SH       SOLE                        0  2799200  3441000
WAL MART STORES INC            COMMON           931142103   553014  5998800 SH       SOLE                        0  2690400  3308400
WELLS FARGO & CO NEW           COMMON           949746101   609264 17376500 SH       SOLE                        0  7802100  9574400